Significant Accounting Policies and Practices	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant Accounting Policies and Practices [Abstract]
Significant Accounting Policies and Practices

Note 2 – Significant Accounting Policies and Practices

Management of the Company is responsible for the selection and use of appropriate accounting policies and the appropriateness of accounting policies and their application. Critical accounting policies and practices are those that are both most important to the portrayal of the Company’s financial condition and results and require management’s most difficult, subjective, or complex judgments, often as a result of the need to make estimates about the effects of matters that are inherently uncertain. The Company’s significant and critical accounting policies and practices are disclosed below as required by the accounting principles generally accepted in the United States of America.

Basis of Presentation

The Company’s condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and following the requirements of the U.S. Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These interim financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the year ending December 31, 2025, or any other interim period or for any other future year. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2024, included in the Company’s 2024 Annual Report filed with the OTC. The balance sheet as of December 31, 2024, has been derived from audited financial statements at that date but does not include all of the information required by U.S. GAAP for complete financial statements.

Use of Estimates and Critical Accounting Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

These significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to these estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the condensed consolidated financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. The Company uses estimates in accounting for, among other items, revenue recognition, allowance for credit losses, stock-based compensation, income tax provisions, and impairment of intangible assets.

Actual results could differ from those estimates.

Principles of consolidation

The Company consolidates all majority-owned subsidiaries in which the parent’s power to control exists.

As of June 30, 2025 and December 31, 2024, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	June 30, 2025	December 31, 2024
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
OG Collection, Inc.	Delaware	41.50%	41.50%
Vocal, Inc.	Nevada	41.80%	41.80%
S96 NYC, LLC	New York	100%	100%
Flewber, Inc.	New York	90%	-%
Flewber Global, Inc.	Delaware	100%	-%
Ponderosa Air, LLC	New York	100%	-%

All intercompany balances and transactions have been eliminated.

Fair Value of Financial Instruments

The fair value measurement disclosures are grouped into three levels based on valuation factors:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments and market corroborated inputs)

●	Level 3 – significant unobservable inputs (including Company assumptions in determining the fair value of investments)

The Company’s Level 1 assets/liabilities include cash, accounts receivable, accounts payable, and prepaid and other current assets. Management believes the estimated fair value of these accounts at June 30, 2025 approximate their carrying value as reflected in the condensed consolidated balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments.

The Company does not currently hold any Level 2 assets/liabilities.

The Company’s Level 3 assets/liabilities include goodwill, intangible assets, marketable debt securities, and equity investments at cost. Inputs to determine fair value are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. Unobservable inputs used in the models are significant to the fair values of the assets and liabilities.

Other accounting policies

The following tables provide a summary of the relevant assets that are measured at fair value on a recurring basis:

Fair Value Measurements as of

June 30, 2025

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$105,705	$105,705	$-	$-
Total assets	$105,705	$105,705	$-	$-

The Company’s marketable equity securities are publicly traded stocks measured at fair value using quoted prices for identical assets in active markets and classified as Level 1 within the fair value hierarchy. There have been no material changes to our fair value measurement techniques since December 31, 2024, as disclosed in our Annual Report.

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

Fair Value Measurements as of

June 30, 2025

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangible assets	$7,683,050	$-	$-	$7,683,050
Goodwill	8,073,026	-	-	8,073,026
Total assets	$15,756,076	$-	$-	$15,756,076

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) or Financial Claims Scheme (“FCS”) insurable limits. The Company has never experienced any losses related to these balances. The uninsured cash balance as of June 30, 2025, was $631,144. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Concentration of Credit Risk and Other Risks and Uncertainties

The Company provides credit in the normal course of business. The Company maintains allowances for credit losses on factors surrounding the credit risk of specific customers, historical trends, and other information.

The Company operates in Australia and holds total assets of $0. It is reasonably possible that operations located outside an entity’s home country will be disrupted in the near term.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)

Computer equipment and software	3 - 5
Furniture and fixtures	5
Leasehold improvements*	3
Automobile	5

*	Leasehold improvements are amortized over the shorter of the remaining term of the lease or the useful life of the improvement.

Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the condensed consolidated statements of operations and comprehensive loss.

Goodwill

Goodwill is not amortized but is subject to periodic testing for impairment in accordance with Accounting Standards Codification (“ASC”) and ASC Topic 350 “Intangibles – Goodwill and Other – Testing Indefinite-Lived Intangible Assets for Impairment” (“ASC Topic 350”). The Company tests goodwill for impairment on an annual basis as of the last day of the Company’s fiscal December each year or more frequently if events occur or circumstances change indicating that the fair value of the goodwill may be below its carrying amount. The Company uses an income-based approach to determine the fair value of the reporting units. This approach uses a discounted cash flow methodology and the ability of the reporting units to generate cash flows as measures of fair value of the reporting units.

During the six months ended June 30, 2025, the goodwill of the Company increased from $5,415 to $8,073,026 due to the acquisition of Flewber Global, Inc. During the six months ended June 30, 2025, the Company recorded an impairment charge of $0.

Impairment of Long-lived Assets Including Acquired Intangible Assets

The Company evaluates the recoverability of property and equipment, acquired finite-lived intangible assets, and purchased infinite life digital assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The evaluation is performed at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate from the use and eventual disposition. During the six months ended June 30, 2025, the Company recorded $0 in charges for impairment.

Acquired finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. The Company routinely reviews the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If the Company changes the estimated useful life assumption for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life. As of June 30, 2025 and December 31, 2024, the Company has $7,683,050 and $103,550, respectively, in net intangible assets on its condensed consolidated balance sheets. Amortization expense was $244,867 and $0 for the six months ended June 30 2025 and 2024, respectively.

Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB to report accounting for contingencies. Certain conditions may exist as of the date the condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s condensed consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Foreign Currency

Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the condensed consolidated balance sheet dates. Results of operations and cash flows are translated using the average exchange rates throughout the periods. The effect of exchange rate fluctuations on the translation of assets and liabilities is included as a component of stockholders’ deficit in accumulated other comprehensive loss. Gains and losses from foreign currency transactions, which are included in operating expenses, have not been significant in any period presented.

Derivative Liability

The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 815-10-05-4 and Section 815-40-25 of the FASB ASC. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statements of operations and comprehensive loss as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the date of conversion or exercise or cancellation and then the related fair value is reclassified to equity. Upon extinguishment or cancellation of a derivative instrument, any difference between the fair value and the settlement amount is recognized as a gain or loss under change in derivative liability on the condensed consolidated statements of operations and comprehensive loss.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the condensed consolidated balance sheet dates.

The Company adopted Section 815-40-15 of the FASB ASC (“Section 815-40-15”) to determine whether an instrument (or an embedded feature) is indexed to the Company’s own stock. Section 815-40-15 provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument’s contingent exercise and settlement provisions.

The Company utilizes a Monte Carlo simulation model for the make whole feature in the Company’s outstanding Equity Line of Credit and for convertible notes that have an option to convert at a variable number of shares to compute the fair value of the derivative and to mark to market the fair value of the derivative at each consolidated balance sheet date. The inputs utilized in the application of the Monte Carlo model included a starting stock price, an expected term of each debenture remaining from the valuation date to maturity, an estimated volatility, drift, and a risk-free rate. The Company records the change in the fair value of the derivative as other income or expense in the condensed consolidated statements of operations and comprehensive loss.

Shipping and Handling Costs

The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of revenue.

Revenue Recognition

Under ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price. The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mile basis) and cash prizes offered to Challenge winners;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue disaggregated by revenue source for the six months ended June 30, 2025 and 2024 consists of the following:

	Six Months Ended
	June 30,
	2025	2024
Agency (Managed Services & Branded Content)	$202,825	$383,385
Platform (Creator Subscriptions)	256,755	423,624
Air Mobility	806,713	-
Ecommerce	29,249	-
	$1,295,542	$807,009

The Company utilizes the output method to measure the results achieved and value transferred to a customer over time. Timing of revenue recognition for the six months ended June 30, 2025 and 2024 consists of the following:

	Six Months Ended
	June 30,
	2025	2024
Products and services transferred over time	$459,580	$807,009
Products transferred at a point in time	835,962	-
	$1,295,542	$807,009

Agency Revenue

Managed Services

The Company provides Studio/Agency Service offerings to business-to-business (B2B) and business-to-consumer (B2C) product and service brands which encompasses a full range of digital marketing and e-commerce solutions. The Company’s services include the setup and ongoing management of clients’ websites, Amazon and Shopify storefronts and listings, social media pages, search engine marketing, and other various tools and sales channels utilized by e-commerce sellers for sales and growth optimization. Contracts are broken into three categories: Partners, Monthly Services, and Projects. Contract amounts for Partner and Monthly Services clients range from approximately $5,000-$45,000 per month while Project amounts vary depending on the scope of work. Partner and Monthly clients are billed monthly for the work completed within that month. Revenue is recognized over time as service obligations and milestones in the contract are met.

Branded Content

Branded content represents the revenue recognized from the Company’s obligation to create and publish branded articles and/or branded challenges for clients on the Vocal platform and promote said stories, tracking engagement for the client. In the case of branded articles, the performance obligation is satisfied when the Company successfully publishes the articles on its platform and meets any required promotional milestones as per the contract. In the case of branded challenges, the performance obligation is satisfied when the Company successfully closes the challenge and winners have been announced. The Company utilizes the completed contract method when revenue is recognized over time as the services are performed and any required milestones are met. Certain contracts contain separate milestones whereas the Company separates its performance obligations and utilizes the stand-alone selling price method and residual method to determine the estimate of the allocation of the transaction price.

Below are the significant components of a typical agreement pertaining to branded content revenue:

●	The Company collects fixed fees ranging from $5,000 to $60,000 per month, with branded challenges ranging from $10,000 to $25,000 and branded articles ranging from $2,500 to $10,000 per article.

●	Branded articles are created and published, and challenges are completed, within three months of the signed agreement, or as previously negotiated with the client.

●	Branded articles and challenges are promoted per the contract and engagement reports are provided to the client.

Platform Revenue

Creator Subscriptions

Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators now have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mille (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned. Any discounts are run as coupon codes applied at the time of transaction and accounted for as a reduction in gross revenue.

The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mille basis) and cash prizes offered to Challenge winners. Potential revenue offset is calculated by reviewing a subscriber’s earnings in conjunction with payments made by the subscriber on a monthly and/or annual basis.

Air Mobility Revenue

Flewber Global, Inc., acquired by the Company during the three months ended March 31, 2025 and operating under the brand name of Flyte, generates revenue through three primary private aviation services: Flyte Hops, Flyte Luxe, and Jet Card Memberships.

Flyte Hops refers to short-haul private flights operated directly by Flyte under its Part 135 certificate. These flights are conducted on Flyte-managed aircraft and typically service high-demand regional routes throughout the New York Metro Area, Long Island, New England and the Eastern seaboard, to any destination within 400 nautical miles of Flyte’s base in Farmingdale, New York. Revenue is recognized upon completion of each flight segment and includes base charter rates, repositioning fees, and ancillary charges. Customer payments received in advance are recorded as deferred revenue until the related flight is completed.

Flyte Luxe is Flyte’s brokerage division, offering clients access to on-demand charters through a vetted network of third-party operators. In these transactions, Flyte acts as an agent and earns revenue on a net basis through booking fees or a markup over the wholesale cost. Revenue is recognized when the flight occurs. Deposits or prepayments made prior to flight are deferred until service is rendered.

Jet Card Memberships allow clients to prepay for charter credit in U.S. dollars, which can be applied to both Flyte Hops and Flyte Luxe flights. Members benefit from preferred booking access, flexible terms, and loyalty-based perks. Flyte retains full discretion over flight pricing, and credit may be applied across both operated and brokered flights. Revenue is recognized as credit is drawn down for completed charters. Any unused credit at period-end is recorded as deferred revenue.

Discounts, promotions, and any flight credits issued are treated as reductions to gross revenue. Refunds or pricing adjustments are reflected in the period in which they occur.

Deferred Revenue

Deferred revenue consists of billings and payments received from clients in advance of revenue recognition. The Company has two types of deferred revenue: (i) subscription revenue, where revenue is recognized ratably over the subscription period, and (ii) contract liabilities, where revenue is recognized when the related performance obligation is satisfied.

For subscription revenue, the Company expects to recognize the deferred revenue within the next twelve months, over the life of the subscription. For contract liabilities, the Company will recognize the deferred revenue at the point in time the related service is performed, which can vary depending on the nature of the contract but is generally expected to occur within one year.

As of June 30, 2025 and December 31, 2024, the Company had deferred revenue of $427,987 and $146,950, respectively.

Accounts Receivable and Allowances

Accounts receivable are recorded and carried when the Company has performed the work in accordance with managed services, project, partner, consulting and branded content agreements. For example, the Company bills a branded content client and records the receivable once milestones are reached that are set in the agreement. The Company makes estimates for the allowance for doubtful accounts and allowance for unbilled receivables based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers.

The Company adheres to the provisions of ASC 326, Financial Instruments – Credit Losses, which requires the measurement of credit losses based on an expected loss model, known as the Current Expected Credit Losses (CECL) model. The CECL model replaces the incurred loss methodology and requires the Company to estimate credit losses over the life of its receivables, considering historical data, current conditions, and reasonable and supportable forecasts.

During the six months ended June 30, 2025 and 2024, the Company recorded $0 as a credit loss.

Stock-Based Compensation

The Company recognizes compensation expense for all equity–based payments granted in accordance with ASC 718 “Compensation – Stock Compensation”. Under fair value recognition provisions, the Company recognizes equity–based compensation over the requisite service period of the award. The Company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.

Restricted stock awards are granted at the discretion of the Company. These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the value of the underlying share, the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and forfeitures are recognized as they occur. Expected volatility is derived from the Company’s historical data over the expected option life and other appropriate factors. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common stock and does not intend to pay dividends on its Common stock in the foreseeable future. Forfeitures are recognized as they occur.

Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, our equity–based compensation could be materially different in the future. The Company issues awards of equity instruments, such as stock options and restricted stock units, to employees and certain non-employee directors. Compensation expense related to these awards is based on the fair value of the underlying stock on the award date and is amortized over the service period, defined as the vesting period. The vesting period is generally one to three years. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock units. Compensation expense is reduced for actual forfeitures as they occur.

Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. For the six months ended June 30, 2025 and June 30, 2024, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

The Company had the following common stock equivalents at June 30, 2025 and 2024:

	June 30,
	2025	2024
Series E preferred	218	218
Series F preferred	456,600	669,600
Series G preferred	10,593,000	-
Series H preferred	1,477,821	-
Series I preferred	3,781,200	-
Options	8,448,568	2,073,568
Warrants	34,187,403	6,463,028
Convertible notes	523,534	296,913
Totals	59,468,344	9,503,327

Recently Adopted Accounting Guidance

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss. The update also requires disclosure regarding the CODM and expands the interim segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company’s condensed consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity, and also improves and amends the related EPS guidance for both Subtopics. ASU 2020-06 is effective for the fiscal year beginning after December 15, 2023, including interim periods within that fiscal year. The adoption of the guidance did not have a material impact on the Company’s condensed consolidated financial statements.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying condensed consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements by:

●	Standardizing and disaggregating rate reconciliation categories.

●	Requiring disclosure of income taxes paid by jurisdiction.

This ASU is effective for annual periods beginning after December 15, 2024, and may be applied on a prospective or retrospective basis. Early adoption is permitted.

The Company is currently assessing the impact of ASU 2023-09 on its income tax disclosures and reporting requirements.

Note 2 – Significant Accounting Policies and Practices

Management of the Company is responsible for the selection and use of appropriate accounting policies and the appropriateness of accounting policies and their application. Critical accounting policies and practices are those that are both most important to the portrayal of the Company’s financial condition and results and require management’s most difficult, subjective, or complex judgments, often as a result of the need to make estimates about the effects of matters that are inherently uncertain. The Company’s significant and critical accounting policies and practices are disclosed below as required by the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates and Critical Accounting Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

These significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to these estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the consolidated financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. The Company uses estimates in accounting for, among other items, revenue recognition, allowance for doubtful accounts, stock-based compensation, income tax provisions, excess and obsolete inventory reserve, and impairment of intellectual property.

Actual results could differ from those estimates.

Principles of consolidation

The Company consolidates all majority-owned subsidiaries, if any, in which the parent’s power to control exists.

As of December 31, 2024 and 2023, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	December 31, 2024	December 31, 2023
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
CEOBloc, LLC	Delaware	100%	100%
OG Collection, Inc.	Delaware	41.50%	89%
Vocal, Inc.	Nevada	41.80%	100%
S96 NYC, LLC	New York	100%	-%

All other previously consolidated subsidiaries have been dissolved or sold.

All intercompany balances and transactions have been eliminated.

Fair Value of Financial Instruments

The fair value measurement disclosures are grouped into three levels based on valuation factors:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments and market corroborated inputs)

●	Level 3 – significant unobservable inputs (including Company assumptions in determining the fair value of investments)

The Company’s Level 1 assets/liabilities include cash, accounts receivable, accounts payable, prepaid and other current assets, line of credit and due to related parties. Management believes the estimated fair value of these accounts at December 31, 2024 and 2023 approximate their carrying value as reflected in the consolidated balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments.

The Company’s Level 2 assets/liabilities include certain of the Company’s notes payable. Their carrying value approximates their fair values based upon a comparison of the interest rate and terms of such debt given the level of risk to the rates and terms of similar debt currently available to the Company in the marketplace.

The Company’s Level 3 assets/liabilities include goodwill, intangible assets, marketable debt securities, equity investments at cost, and derivative liabilities. Inputs to determine fair value are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. Unobservable inputs used in the models are significant to the fair values of the assets and liabilities.

Other accounting policies

In May 2021, the FASB issued authoritative guidance intended to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. (ASU 2021-04), Derivatives and Hedging Contracts in Entity’s Own Equity (Topic 815). This guidance’s amendments provide measurement, recognition, and disclosure guidance for an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The updated guidance became effective for fiscal years beginning after December 15, 2021. During the years ended December 31, 2024 and 2023, the Company recognized a deemed dividend of $30,946,827 and $32,554,410 from the modification of warrants, respectively.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU-2016-13”). ASU 2016-13 affects loans, debt securities, trade receivables, and any other financial assets that have the contractual right to receive cash. The ASU requires an entity to recognize expected credit losses rather than incurred losses for financial assets. On October 16, 2019, FASB approved a final ASU delaying the effective date of ASU 2016-13 for small reporting companies to interim and annual periods beginning after December 15, 2022. The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity, and also improves and amends the related EPS guidance for both Subtopics. ASU 2020-06 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805), which aims to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in recognition and payment terms that affect subsequent revenue recognition. ASU 2021-08 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. There was no material impact on the Company’s consolidated financial statements upon the adoption of this ASU.

The following tables provide a summary of the relevant assets that are measured at fair value on a recurring basis:

Fair Value Measurements as of

December 31, 2024

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$67,676	$67,676	$-	$-
Total assets	$67,676	$67,676	$-	$-
Liabilities:
Stock Compensation Liability	$-	$-	$-	$-
Derivative liabilities	$-	$-	$-	$-
Total Liabilities	$-	$-	$-	$-

Fair Value Measurements as of

December 31, 2023

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$-	$-	$-	$-
Total assets	$-	$-	$-	$-
Liabilities:
Stock Compensation Liability	$449,376	$-	$-	$449,376
Derivative liabilities	7,836,521	-	-	7,836,521
Total Liabilities	$8,285,897	$-	$-	$8,285,897

Our marketable equity securities are publicly traded stocks measured at fair value using quoted prices for identical assets in active markets and classified as Level 1 within the fair value hierarchy. Marketable equity securities as of December 31, 2024 and 2023 are $67,676 and $0 respectively.

Details on the changes in the derivative liabilities during the years ended December 31, 2024 and 2023 can be found in Note 8.

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

Fair Value Measurements as of

December 31, 2024

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangible assets	$103,550	$-	$-	$103,550
Goodwill	5,415	-	-	5,415
Total assets	$108,965	$-	$-	$108,965

Fair Value Measurements as of

December 31, 2023

	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangible assets	$-	$-	$-	$-
Goodwill	-	-	-	-
Total assets	$-	$-	$-	$-

Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) or Financial Claims Scheme (“FCS”) insurable limits. The Company has never experienced any losses related to these balances. The uninsured cash balance as of December 31, 2024, was $0. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Concentration of Credit Risk and Other Risks and Uncertainties

The Company provides credit in the normal course of business. The Company maintains allowances for credit losses on factors surrounding the credit risk of specific customers, historical trends, and other information.

The Company operates in Australia and holds total assets of $0. It is reasonably possible that operations located outside an entity’s home country will be disrupted in the near term.

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)

3
Furniture and fixtures	5
Leasehold improvements	3

Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statements of operations and comprehensive loss.

Goodwill

Goodwill is not amortized but is subject to periodic testing for impairment in accordance with Accounting Standards Codification (“ASC”) and ASC Topic 350 “Intangibles – Goodwill and Other – Testing Indefinite-Lived Intangible Assets for Impairment” (“ASC Topic 350”). The Company tests goodwill for impairment on an annual basis as of the last day of the Company’s fiscal December each year or more frequently if events occur or circumstances change indicating that the fair value of the goodwill may be below its carrying amount. The Company uses an income-based approach to determine the fair value of the reporting units. This approach uses a discounted cash flow methodology and the ability of our reporting units to generate cash flows as measures of fair value of our reporting units.

During the year ended December 31, 2024, the goodwill of the Company increased to from $0 to $5,415 due to the acquisition of S96 NYC, LLC (Studio 96 Publishing). During the years ended December 31, 2024 and 2023, the Company recorded an impairment charge of $0 for both years.

Impairment of Long-lived Assets Including Acquired Intangible Assets

The Company evaluates the recoverability of property and equipment, acquired finite-lived intangible assets and, purchased infinite life digital assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The evaluation is performed at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate from the use and eventual disposition. Digital assets accounted for as intangible assets are subject to impairment losses if the fair value of digital assets decreases other than temporarily below the carrying value. The fair value is measured using the quoted price of the crypto asset at the time its fair value is being measured. If such review indicates that the carrying amount of property and equipment and intangible assets is not recoverable, the carrying amount of such assets is reduced to fair value. During the years ended December 31, 2024 and 2023, the Company recorded an impairment charge of $0 and $13,334, respectively, on intangible assets.

Acquired finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. The Company routinely reviews the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If the Company changes the estimated useful life assumption for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life.

Commitments and Contingencies

The Company follows subtopic 450-20 of the Financial Accounting Standards Board (“FASB”) to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Foreign Currency

Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the consolidated balance sheet dates. Results of operations and cash flows are translated using the average exchange rates throughout the periods. The effect of exchange rate fluctuations on the translation of assets and liabilities is included as a component of stockholders’ deficit in accumulated other comprehensive loss. Gains and losses from foreign currency transactions, which are included in operating expenses, have not been significant in any period presented.

Derivative Liability

The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 815-10-05-4 and Section 815-40-25 of the FASB ASC. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statements of operations and comprehensive loss as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the date of conversion or exercise or cancellation and then the related fair value is reclassified to equity. Upon extinguishment or cancellation of a derivative instrument, any difference between the fair value and the settlement amount is recognized as a gain or loss under change in derivative liability on the statement of operations.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the consolidated balance sheet dates.

The Company adopted Section 815-40-15 of the FASB ASC (“Section 815-40-15”) to determine whether an instrument (or an embedded feature) is indexed to the Company’s own stock. Section 815-40-15 provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument’s contingent exercise and settlement provisions.

The Company utilizes a Monte Carlo simulation model for the make whole feature in the Company’s outstanding Equity Line of Credit and for convertible notes that have an option to convert at a variable number of shares to compute the fair value of the derivative and to mark to market the fair value of the derivative at each consolidated balance sheet date. The inputs utilized in the application of the Monte Carlo model included a starting stock price, an expected term of each debenture remaining from the valuation date to maturity, an estimated volatility, drift, and a risk-free rate. The Company records the change in the fair value of the derivative as other income or expense in the consolidated statements of operations and comprehensive loss.

Shipping and Handling Costs

The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of revenue.

Revenue Recognition

Under ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price. The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mile basis) and cash prizes offered to Challenge winners;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue disaggregated by revenue source for the years ended December 31, 2024 and 2023 consists of the following:

	Year Ended
	December 31,
	2024	2023
Agency (Managed Services & Branded Content)	$714,548	$759,348
Platform (Creator Subscriptions)	736,567	1,123,242
Other Revenue	47,759	33,863
	$1,498,874	$1,916,453

The Company utilizes the output method to measure the results achieved and value transferred to a customer over time. Timing of revenue recognition for the years ended December 31, 2024 and 2023 consists of the following:

	Year Ended
	December 31,
	2024	2023
Products and services transferred over time	$1,451,151	$1,882,590
Products transferred at a point in time	47,723	33,863
	$1,498,874	$1,916,453

Agency Revenue

Managed Services

The Company provides Studio/Agency Service offerings to business-to-business (B2B) and business-to-consumer (B2C) product and service brands which encompasses a full range of digital marketing and e-commerce solutions. The Company’s services include the setup and ongoing management of clients’ websites, Amazon and Shopify storefronts and listings, social media pages, search engine marketing, and other various tools and sales channels utilized by e-commerce sellers for sales and growth optimization. Contracts are broken into three categories: Partners, Monthly Services, and Projects. Contract amounts for Partner and Monthly Services clients range from approximately $5,000-$12,000 per month while Project amounts vary depending on the scope of work. Partner and Monthly clients are billed monthly for the work completed within that month. Revenue is recognized over time as service obligations and milestones in the contract are met.

Branded Content

Branded content represents the revenue recognized from the Company’s obligation to create and publish branded articles and/or branded challenges for clients on the Vocal platform and promote said stories, tracking engagement for the client. In the case of branded articles, the performance obligation is satisfied when the Company successfully publishes the articles on its platform and meets any required promotional milestones as per the contract. In the case of branded challenges, the performance obligation is satisfied when the Company successfully closes the challenge and winners have been announced. The Company utilizes the completed contract method when revenue is recognized over time as the services are performed and any required milestones are met. Certain contracts contain separate milestones whereas the Company separates its performance obligations and utilizes the stand-alone selling price method and residual method to determine the estimate of the allocation of the transaction price.

Below are the significant components of a typical agreement pertaining to branded content revenue:

●	The Company collects fixed fees ranging from $5,000 to $60,000 per month, with branded challenges ranging from $10,000 to $25,000 and branded articles ranging from $2,500 to $10,000 per article.

●	Branded articles are created and published, and challenges are completed, within three months of the signed agreement, or as previously negotiated with the client.

●	Branded articles and challenges are promoted per the contract and engagement reports are provided to the client.

Platform Revenue

Creator Subscriptions

Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators now have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mille (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned. Any discounts are run as coupon codes applied at the time of transaction and accounted for as a reduction in gross revenue.

The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mille basis) and cash prizes offered to Challenge winners. Potential revenue offset is calculated by reviewing a subscriber’s earnings in conjunction with payments made by the subscriber on a monthly and/or annual basis.

Affiliate Sales Revenue

Affiliate sales represents the commission the Company receives from views or sales of its multimedia assets. Affiliate revenue is earned on a “click through” basis, upon visitors viewing or purchasing the relevant video, book, or other media asset and completing a specific conversion. The revenue is recognized upon receipt as reliable estimates could not be made.

Deferred Revenue

Deferred revenue consists of billings and payments from clients in advance of revenue recognition. The Company has two types of deferred revenue, subscription revenue whereas the revenue is recognized over the subscription period and contract liabilities where the performance obligation was not satisfied. The Company will recognize the deferred revenue within the next twelve months. As of December 31, 2024 and 2023, the Company had deferred revenue of $146,951 and $266,037, respectively.

Accounts Receivable and Allowances

Accounts receivable are recorded and carried when the Company has performed the work in accordance with managed services, project, partner, consulting and branded content agreements. For example, the Company bills a branded content client and records the receivable once milestones are reached that are set in the agreement. The Company makes estimates for the allowance for doubtful accounts and allowance for unbilled receivables based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers.

Effective January 1, 2023, the Company adopted the provisions of ASC 326, Financial Instruments – Credit Losses, which requires the measurement of credit losses based on an expected loss model, known as the Current Expected Credit Losses (CECL) model. The CECL model replaces the incurred loss methodology and requires the Company to estimate credit losses over the life of its receivables, considering historical data, current conditions, and reasonable and supportable forecasts.

During the years ended December 31, 2024 and 2023, the Company recorded $0 and $22,540, respectively as a credit loss.

Stock-Based Compensation

The Company recognizes compensation expense for all equity–based payments granted in accordance with ASC 718 “Compensation – Stock Compensation”. Under fair value recognition provisions, the Company recognizes equity–based compensation over the requisite service period of the award. The Company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.

Restricted stock awards are granted at the discretion of the Company. These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the value of the underlying share, the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and forfeitures are recognized as they occur. Expected volatility is derived from the Company’s historical data over the expected option life and other appropriate factors. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common stock and does not intend to pay dividends on its Common stock in the foreseeable future. Forfeitures are recognized as they occur.

Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, our equity–based compensation could be materially different in the future. The Company issues awards of equity instruments, such as stock options and restricted stock units, to employees and certain non-employee directors. Compensation expense related to these awards is based on the fair value of the underlying stock on the award date and is amortized over the service period, defined as the vesting period. The vesting period is generally one to three years. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock units. Compensation expense is reduced for actual forfeitures as they occur.

Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. For the years ended December 31, 2024 and 2023, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

The Company had the following common stock equivalents at December 31, 2024 and 2023:

	December 31,
	2024	2023
Series E preferred	450	450
Series F preferred	623,600	-
Series G preferred	1,563,750	-
Series H preferred	1,477,821	-
Options	2,073,568	144,827
Warrants	26,206,856	1,972,602
Convertible notes	296,161	452,775
Totals	32,242,206	2,570,654

Recently Adopted Accounting Guidance

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss. The update also requires disclosure regarding the CODM and expands the interim segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity, and also improves and amends the related EPS guidance for both Subtopics. ASU 2020-06 is effective for the fiscal year beginning after December 15, 2023, including interim periods within that fiscal year. The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements by:

●	Standardizing and disaggregating rate reconciliation categories.

●	Requiring disclosure of income taxes paid by jurisdiction.

This ASU is effective for annual periods beginning after December 15, 2024, and may be applied on a prospective or retrospective basis. Early adoption is permitted.

The Company is currently assessing the impact of ASU 2023-09 on its income tax disclosures and reporting requirements.